SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount of convertible notes payable		$ 8,781,957
Debt issuance costs		(1,185,382)
Fair value adjustments on convertible notes payable		3,555,576
Total convertible notes payable		11,152,151
Secured Debt [Member]
Short-Term Debt [Line Items]
Principal amount of convertible notes payable		5,041,957
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Principal amount of convertible notes payable		$ 3,740,000